General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 02, 2026	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administrative Expenses [Line Items]
Audit and accounting		$ 5,000			$ 319,342
Consulting fees		6,738			3,018,692	542,070
Director fees					482,333
Filing and listing fees					630,936
Insurance					1,053,620	4,822
Legal fees		299,726			2,828,970	7,500
Travel and subsistence		22,317			194,689	157,933
Other expenses					370,094	131,709
Other professional services					197,763	70,447
Payroll					926,203	900,935
Rent and lease					131,161	52,100
Stock based compensation	$ 473,170				1,162,531
Value added tax					612,247	244,237
Total general and administrative expenses		$ 333,781	$ 9,310,114	$ 3,117,588	$ 11,928,581	$ 2,111,753